Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash equivalents		₩ 2,643,865	₩ 2,612,530
Derivative liabilities held for trading		73,757
Trade accounts and notes payable		4,035,960
Borrowings		7,487,780	8,174,818
Borrowings		20,209,270	21,063,657
Financial guarantee liabilities		68,205
Others		1,803,353
Short-term financial instruments		6,099,303	5,545,667
Other receivables		1,385,629	₩ 1,636,006
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		23,037,857		$ 22,663,736
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities		26,190,545		26,650,935
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets held for trading | $	$ 1,970
Derivatives assets held for trading		16,662		65,051
Short-term financial instruments		6,099,303
Derivative hedging instruments | $				3,239
Debt securities		27,229
Available-for-sale financial assets | $				1,978,115
Other securities		338,106
Held-to-maturity investments | $				5,211
Other receivables		2,000
Derivative hedging instruments(*2)		32,421
Loans and receivables [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash equivalents | $				2,612,530
Trade accounts and notes receivable | $				8,898,176
Loans and other receivables | $				9,099,444
Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		1,238,630
Debt securities		1,638
Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash equivalents		2,643,865
Trade accounts and notes receivable		8,819,617
Debt securities		8,447
Other receivables		1,843,381
Deposit instruments		1,966,558
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities		60,047
Derivative liabilities held for trading | $				142,280
Derivative hedging instruments(*2)		13,710
Derivative hedging instruments | $				13,230
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable		4,035,960
Trade accounts and notes payable | $				3,477,678
Borrowings		20,209,270
Borrowings | $				21,063,657
Financial guarantee liabilities		68,205		88,407
Others		1,803,353		1,865,683
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		7,755,989		2,048,375
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities		20,450,862		21,372,925
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets held for trading | $	1,970
Derivatives assets held for trading		16,662		65,051
Short-term financial instruments		6,099,303
Derivative hedging instruments | $				3,239
Debt securities		27,229
Available-for-sale financial assets | $				1,978,115
Other securities		338,106
Other receivables		2,000
Derivative hedging instruments(*2)		32,421
Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		1,238,630
Debt securities		1,638
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities		60,047
Derivative liabilities held for trading | $				142,280
Derivative hedging instruments(*2)		13,710
Derivative hedging instruments | $				13,230
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings		20,377,105
Borrowings | $				21,217,415
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		892,738		1,080,291
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Available-for-sale financial assets | $				1,080,291
Other securities		1,224
Level 1 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		891,514
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		6,153,591		88,072
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities		20,450,862		21,372,925
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets held for trading | $	$ 1,970
Derivatives assets held for trading		16,662		65,051
Short-term financial instruments		6,099,303
Derivative hedging instruments | $				3,239
Available-for-sale financial assets | $				17,812
Other securities		5,205
Derivative hedging instruments(*2)		32,421
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities		60,047
Derivative liabilities held for trading | $				142,280
Derivative hedging instruments(*2)		13,710
Derivative hedging instruments | $				13,230
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings		20,377,105
Borrowings | $				21,217,415
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets		709,660		880,012
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities		27,229
Available-for-sale financial assets | $				$ 880,012
Other securities		331,677
Other receivables		2,000
Level 3 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities		347,116
Debt securities		₩ 1,638